Note 5 - Intangible Assets - Intangible Assets Estimated Future Amortization Expense (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Total	$ 5,704,000	$ 7,331,000
Gilman [Member]
2017	721,000
2018	721,000
2019	721,000
2020	721,000
2021	721,000
Thereafter	1,339,000
Total	$ 4,944,000